Schedule of financial income and expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from financial investments		R$ 242	R$ 95	R$ 102
Interest on sale of energy		460	399	361
Monetary variations		68	42	30
Monetary variations – CVA (Note 14)		64	32	105
Monetary updating of escrow deposits		29	53	50
PIS/Pasep and Cofins charged on finance income	[1]	(124)	(96)	(128)
Gains on financial instruments –swap (Note 31)			1,753	998
Borrowing costs paid by related parties		2	30	48
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (Note 9)	[2]	20	42	1,580
Others		83	95	61
Finance income		844	2,445	3,207
FINANCE EXPENSES
Charges on loans and financings (Note 22)		1,147	1,178	1,227
Cost of debt – amortization of transaction cost (Note 22)		20	15	38
Foreign exchange variations - loans and financing (Note 22)		353	1,742	226
Premium on repurchase of debt securities (Eurobonds) (Note 22)		(491)
Foreign exchange variations – Itaipu		27	47	13
Monetary updating – loans and financings (Note 22)		331	187	142
Monetary updating – onerous concessions		8	9	3
Charges and monetary updating on post-employment obligations (Note 24)		70	53	56
Loss on financial instruments –swap (Note 31)		(538)
Monetary updating – Lease liabilities (Note 19)		(25)	(27)	(34)
Others		86	92	108
Finance costs		(3,096)	(3,350)	(1,847)
NET FINANCE INCOME (EXPENSES)		R$ (2,252)	R$ (905)	R$ 1,360

[1]	The PIS/Pasep and Cofins expenses apply to Interest on Equity.
[2]	The updating of the tax credits for the court judgment on PIS, Pasep, Cofins / ICMS tax, and the related liability to be refunded to customers, is presented at net value.